Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued bonus	$ 25	$ 145	$ 223
Accrued payroll	58	193	0
Accrued PTO	21	188	0
Accrued offering costs	500	1,490	0
Accrued licenses	0	2,250	1,050
Accrued royalties	204	195	0
Accrued advertising		0	195
Accrued professional fees	953	0	31
Accrued engineering		0	93
Sales tax payable		0	1
Customer deposits	52	517
Other accrued expenses and current liabilities	138	326	532
Total accrued expenses		4,784	2,125
Other current liabilities		520	295
Total accrued expenses and other current liabilities	$ 1,951	5,304	$ 2,420
Previously Reported [Member]
Other accrued expenses and current liabilities		$ 323